Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	71 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
US Vegan Climate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Vegan Climate ETF NAV
Average Annual Return, Percent	14.40%	14.85%	15.45%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	16.33%	15.88%	15.47%
Beyond Investing US Vegan Climate GTR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beyond Investing US Vegan Climate GTR Index
Average Annual Return, Percent	15.21%	15.63%	16.25%